SEGMENT REPORTING	12 Months Ended
Mar. 31, 2023
SEGMENT REPORTING
SEGMENT REPORTING

24.SEGMENT REPORTING

Information reported to the Chief Operating Decision Maker (“CODM”) for the purpose of resource allocation and assessment of segment performance focuses on the nature of the operations. Factors considered in determining the operating segments include the Company’s business activities, the management structure directly accountable to the CODM, availability of discrete financial information and strategic priorities within the organizational structure.

Following the announcement to reorganize its operations between Reunion and Field Trip H&W, operating results have been adjusted to reflect Field Trip H&W as discontinued operations. Accordingly, information provided to the CODM reflects one segment — Global Research and Development.